Schedule of Investments (unaudited)
June 30, 2025
iShares® Core S&P  U.S. Growth ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.7%
ATI, Inc.(a)	112,530	$ 9,715,840
Axon Enterprise, Inc.(a)	58,506	48,439,458
BWX Technologies, Inc.	72,523	10,447,663
Curtiss-Wright Corp.	29,781	14,549,508
General Electric Co.	345,860	89,020,905
Hexcel Corp.	31,730	1,792,428
Howmet Aerospace, Inc.	319,568	59,481,192
RTX Corp.	602,373	87,958,505
TransDigm Group, Inc.	44,428	67,558,994
Woodward, Inc.	47,293	11,591,041
		400,555,534
Automobile Components — 0.0%
Gentex Corp.	73,615	1,618,794
Automobiles — 3.0%
Tesla, Inc.(a)	2,216,698	704,156,287
Banks — 1.8%
Commerce Bancshares, Inc.	55,658	3,460,258
Cullen/Frost Bankers, Inc.	35,539	4,568,183
East West Bancorp, Inc.	110,753	11,183,838
First Financial Bankshares, Inc.	56,105	2,018,658
Glacier Bancorp, Inc.	39,937	1,720,486
Home BancShares, Inc.	59,236	1,685,857
International Bancshares Corp.	29,936	1,992,540
JPMorgan Chase & Co.	1,253,084	363,281,582
Pinnacle Financial Partners, Inc.	39,235	4,331,936
Synovus Financial Corp.	56,960	2,947,680
UMB Financial Corp.	31,248	3,286,040
Western Alliance Bancorp	86,629	6,755,329
Wintrust Financial Corp.	28,233	3,500,327
Zions Bancorp N.A.	47,187	2,450,893
		413,183,607
Beverages — 0.1%
Celsius Holdings, Inc.(a)	79,795	3,701,690
Coca-Cola Consolidated, Inc.	45,795	5,113,012
Monster Beverage Corp.(a)	243,092	15,227,283
		24,041,985
Biotechnology — 1.3%
AbbVie, Inc.	586,866	108,934,067
Amgen, Inc.	182,614	50,987,655
Cytokinetics, Inc.(a)	46,761	1,544,983
Exelixis, Inc.(a)(b)	220,818	9,732,553
Halozyme Therapeutics, Inc.(a)	101,132	5,260,887
Incyte Corp.(a)	75,940	5,171,514
Neurocrine Biosciences, Inc.(a)	78,494	9,865,911
Roivant Sciences Ltd.(a)(b)	338,206	3,811,582
Sarepta Therapeutics, Inc.(a)	75,607	1,292,880
United Therapeutics Corp.(a)	35,303	10,144,317
Vertex Pharmaceuticals, Inc.(a)	203,137	90,436,592
		297,182,941
Broadline Retail — 4.2%
Amazon.com, Inc.(a)	4,335,062	951,069,252
eBay, Inc.	244,331	18,192,887
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	28,786	3,793,419
		973,055,558
Building Products — 0.7%
AAON, Inc.	53,170	3,921,287
Advanced Drainage Systems, Inc.	27,008	3,102,139
Allegion PLC	36,306	5,232,421
Security	Shares	Value
Building Products (continued)
Builders FirstSource, Inc.(a)	45,463	$ 5,305,077
Carlisle Cos., Inc.	34,137	12,746,756
Carrier Global Corp.	305,806	22,381,941
Lennox International, Inc.	25,291	14,497,813
Masco Corp.	70,710	4,550,895
Owens Corning	68,536	9,425,071
Simpson Manufacturing Co., Inc.	22,027	3,421,013
Trane Technologies PLC	176,421	77,168,310
Trex Co., Inc.(a)(b)	41,223	2,241,707
		163,994,430
Capital Markets — 2.0%
Affiliated Managers Group, Inc.	10,097	1,986,787
Ameriprise Financial, Inc.	75,324	40,202,679
Bank of New York Mellon Corp. (The)	305,744	27,856,336
Carlyle Group, Inc. (The)	64,750	3,328,150
Coinbase Global, Inc., Class A(a)	81,341	28,509,207
Evercore, Inc., Class A	28,116	7,591,882
FactSet Research Systems, Inc.	13,395	5,991,316
Federated Hermes, Inc., Class B, NVS	36,689	1,626,056
Hamilton Lane, Inc., Class A	34,127	4,850,129
Houlihan Lokey, Inc., Class A	42,363	7,623,222
Interactive Brokers Group, Inc., Class A	343,690	19,043,863
Intercontinental Exchange, Inc.	236,196	43,334,880
Janus Henderson Group PLC	40,147	1,559,309
Jefferies Financial Group, Inc.	68,089	3,723,787
KKR & Co., Inc., Class A	235,721	31,357,965
Moody’s Corp.	63,467	31,834,413
Morgan Stanley	439,265	61,874,868
Morningstar, Inc.	21,542	6,762,680
MSCI, Inc., Class A	61,265	35,333,976
Nasdaq, Inc.	134,208	12,000,879
Raymond James Financial, Inc.	90,069	13,813,883
S&P Global, Inc.	116,819	61,597,490
SEI Investments Co.	47,574	4,275,000
Stifel Financial Corp.	57,450	5,962,161
		462,040,918
Chemicals — 0.3%
Axalta Coating Systems Ltd.(a)	95,105	2,823,667
Cabot Corp.	25,335	1,900,125
Ecolab, Inc.	98,011	26,408,084
NewMarket Corp.	2,865	1,979,314
RPM International, Inc.	57,893	6,358,967
Scotts Miracle-Gro Co. (The)	13,922	918,295
Sherwin-Williams Co. (The)	103,836	35,653,129
		76,041,581
Commercial Services & Supplies — 1.0%
Brink’s Co. (The)	18,230	1,627,757
Cintas Corp.	271,215	60,445,687
Clean Harbors, Inc.(a)	39,718	9,182,007
Copart, Inc.(a)(b)	693,654	34,037,602
MSA Safety, Inc.	15,873	2,659,203
RB Global, Inc.	146,469	15,553,543
Republic Services, Inc.	160,118	39,486,700
Rollins, Inc.	130,535	7,364,785
Tetra Tech, Inc.	212,228	7,631,719
Veralto Corp.	93,394	9,428,124
Waste Management, Inc.	153,634	35,154,532
		222,571,659
Communications Equipment — 0.7%
Arista Networks, Inc.(a)	815,007	83,383,366
Ciena Corp.(a)	68,990	5,610,957

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Core S&P  U.S. Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Communications Equipment (continued)
F5, Inc.(a)	21,177	$ 6,232,815
Lumentum Holdings, Inc.(a)	34,517	3,281,186
Motorola Solutions, Inc.	131,829	55,428,821
		153,937,145
Construction & Engineering — 0.4%
AECOM	56,766	6,406,611
API Group Corp.(a)	113,704	5,804,589
Comfort Systems U.S.A., Inc.	28,042	15,036,401
EMCOR Group, Inc.	35,403	18,936,710
MasTec, Inc.(a)	48,739	8,306,588
Quanta Services, Inc.	117,235	44,324,209
Valmont Industries, Inc.	11,524	3,763,393
		102,578,501
Construction Materials — 0.2%
Eagle Materials, Inc.	26,621	5,380,370
Knife River Corp.(a)	44,709	3,650,043
Martin Marietta Materials, Inc.	24,798	13,613,110
Vulcan Materials Co.	65,099	16,979,121
		39,622,644
Consumer Finance — 0.7%
American Express Co.	437,868	139,671,135
FirstCash Holdings, Inc.	19,643	2,654,555
SLM Corp.	168,941	5,539,575
Synchrony Financial	301,122	20,096,882
		167,962,147
Consumer Staples Distribution & Retail — 2.6%
BJ’s Wholesale Club Holdings, Inc.(a)	49,207	5,305,991
Casey’s General Stores, Inc.	20,514	10,467,679
Costco Wholesale Corp.	350,976	347,445,181
Maplebear, Inc.(a)(b)	58,952	2,666,988
Sprouts Farmers Market, Inc.(a)	77,412	12,745,112
Walmart, Inc.	2,289,861	223,902,609
		602,533,560
Containers & Packaging — 0.1%
AptarGroup, Inc.	28,507	4,459,350
Graphic Packaging Holding Co.	95,318	2,008,350
Packaging Corp. of America	35,137	6,621,568
		13,089,268
Diversified Consumer Services — 0.1%
Duolingo, Inc., Class A(a)	31,058	12,734,401
Grand Canyon Education, Inc.(a)	22,494	4,251,366
H&R Block, Inc.	104,931	5,759,663
Service Corp. International	70,985	5,778,179
		28,523,609
Diversified Telecommunication Services — 0.0%
Iridium Communications, Inc.	44,156	1,332,187
Electric Utilities — 0.8%
Constellation Energy Corp.	247,930	80,021,887
IDACORP, Inc.	17,488	2,018,990
NextEra Energy, Inc.	1,091,074	75,742,357
NRG Energy, Inc.	154,663	24,835,784
PPL Corp.	308,096	10,441,373
		193,060,391
Electrical Equipment — 1.4%
Acuity, Inc.	24,218	7,225,198
AMETEK, Inc.	86,448	15,643,630
Eaton Corp. PLC	309,534	110,500,543
Emerson Electric Co.	302,515	40,334,325
Security	Shares	Value
Electrical Equipment (continued)
GE Vernova, Inc.	215,903	$ 114,245,072
Generac Holdings, Inc.(a)	29,287	4,194,191
Hubbell, Inc.	42,323	17,285,136
nVent Electric PLC	132,202	9,683,797
		319,111,892
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	956,492	94,453,585
Belden, Inc.	31,684	3,669,007
Cognex Corp.	53,755	1,705,109
Coherent Corp.(a)	122,266	10,907,350
Crane NXT Co.	15,604	841,056
Fabrinet(a)(b)	28,682	8,452,012
Novanta, Inc.(a)	18,165	2,342,013
Trimble, Inc.(a)	84,981	6,456,856
Vontier Corp.	52,769	1,947,176
Zebra Technologies Corp., Class A(a)	18,314	5,647,305
		136,421,469
Energy Equipment & Services — 0.0%
ChampionX Corp.	64,157	1,593,660
Valaris Ltd.(a)(b)	48,703	2,050,883
Weatherford International PLC	28,225	1,420,000
		5,064,543
Entertainment — 2.1%
Electronic Arts, Inc.	72,205	11,531,138
Live Nation Entertainment, Inc.(a)(b)	124,447	18,826,342
Netflix, Inc.(a)	336,646	450,812,758
TKO Group Holdings, Inc., Class A	52,508	9,553,831
Warner Music Group Corp., Class A	55,067	1,500,025
		492,224,094
Financial Services — 5.9%
Apollo Global Management, Inc.	357,144	50,668,019
Berkshire Hathaway, Inc., Class B(a)	710,778	345,274,629
Corpay, Inc.(a)	56,191	18,645,298
Equitable Holdings, Inc.	49,865	2,797,426
Euronet Worldwide, Inc.(a)(b)	19,254	1,951,970
Fiserv, Inc.(a)	438,589	75,617,129
Jack Henry & Associates, Inc.	24,165	4,353,808
Mastercard, Inc., Class A	641,648	360,567,677
MGIC Investment Corp.	90,159	2,510,027
PayPal Holdings, Inc.(a)	515,452	38,308,393
Shift4 Payments, Inc., Class A(a)(b)	55,481	5,498,722
Visa, Inc., Class A	1,353,476	480,551,654
Voya Financial, Inc.	39,494	2,804,074
WEX, Inc.(a)(b)	19,266	2,829,983
		1,392,378,809
Food Products — 0.0%
Ingredion, Inc.	22,783	3,089,831
Marzetti Co. (The)	7,042	1,216,646
Pilgrim’s Pride Corp.	32,834	1,476,873
Post Holdings, Inc.(a)	20,182	2,200,444
		7,983,794
Ground Transportation — 0.9%
CSX Corp.	683,577	22,305,117
Old Dominion Freight Line, Inc.	67,673	10,983,328
Ryder System, Inc.	18,465	2,935,935
Saia, Inc.(a)(b)	21,040	5,764,750
Uber Technologies, Inc.(a)	1,654,210	154,337,793
XPO, Inc.(a)	45,500	5,746,195
		202,073,118

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Core S&P  U.S. Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies — 1.8%
Boston Scientific Corp.(a)	1,170,311	$ 125,703,105
Dexcom, Inc.(a)	133,161	11,623,624
Globus Medical, Inc., Class A(a)	89,873	5,304,304
Haemonetics Corp.(a)	23,151	1,727,296
Insulet Corp.(a)	55,445	17,419,710
Intuitive Surgical, Inc.(a)	283,524	154,069,777
Lantheus Holdings, Inc.(a)(b)	55,083	4,509,094
LivaNova PLC(a)	17,617	793,117
Masimo Corp.(a)	35,153	5,913,438
Penumbra, Inc.(a)	19,802	5,081,787
ResMed, Inc.	115,908	29,904,264
Stryker Corp.	144,428	57,140,050
		419,189,566
Health Care Providers & Services — 0.3%
Chemed Corp.	5,288	2,574,886
DaVita, Inc.(a)(b)	32,853	4,679,910
Encompass Health Corp.	56,617	6,942,943
Ensign Group, Inc. (The)(b)	44,820	6,913,933
HCA Healthcare, Inc.	80,843	30,970,953
HealthEquity, Inc.(a)	69,021	7,230,640
Hims & Hers Health, Inc., Class A(a)(b)	155,095	7,731,486
Tenet Healthcare Corp.(a)	46,100	8,113,600
		75,158,351
Health Care REITs — 0.2%
Omega Healthcare Investors, Inc.	92,894	3,404,565
Welltower, Inc.	265,375	40,796,099
		44,200,664
Health Care Technology — 0.0%
Doximity, Inc., Class A(a)	105,338	6,461,433
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	352,971	5,421,634
Park Hotels & Resorts, Inc.	87,417	894,276
		6,315,910
Hotels, Restaurants & Leisure — 2.7%
Airbnb, Inc., Class A(a)	342,202	45,287,013
Booking Holdings, Inc.	25,738	149,003,459
Boyd Gaming Corp.	29,458	2,304,499
Carnival Corp.(a)(b)	822,677	23,133,677
Cava Group, Inc.(a)(b)	50,047	4,215,459
Chipotle Mexican Grill, Inc.(a)	1,069,270	60,039,510
Choice Hotels International, Inc.(b)	16,656	2,113,313
Churchill Downs, Inc.	58,246	5,882,846
Darden Restaurants, Inc.	39,757	8,665,833
Domino’s Pizza, Inc.	11,411	5,141,797
DoorDash, Inc., Class A(a)	271,221	66,858,689
Expedia Group, Inc.	97,385	16,426,902
Hilton Grand Vacations, Inc.(a)	47,678	1,980,067
Hilton Worldwide Holdings, Inc.	188,030	50,079,910
Hyatt Hotels Corp., Class A	33,549	4,685,118
Las Vegas Sands Corp.	268,301	11,673,777
Light & Wonder, Inc., Class A(a)(b)	66,746	6,424,970
Marriott International, Inc., Class A	180,535	49,323,967
Norwegian Cruise Line Holdings Ltd.(a)(b)	346,883	7,034,787
Planet Fitness, Inc., Class A(a)	66,590	7,261,640
Royal Caribbean Cruises Ltd.	197,627	61,884,919
Texas Roadhouse, Inc.	52,769	9,889,438
Travel + Leisure Co.	54,960	2,836,486
Vail Resorts, Inc.	15,835	2,488,154
Wendy’s Co. (The)	65,278	745,475
Wingstop, Inc.(b)	22,072	7,432,525
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc.	61,591	$ 5,001,805
Wynn Resorts Ltd.	70,689	6,621,439
Yum! Brands, Inc.	90,186	13,363,761
		637,801,235
Household Durables — 0.3%
Garmin Ltd.	121,846	25,431,697
KB Home	30,358	1,608,063
NVR, Inc.(a)	1,453	10,731,364
PulteGroup, Inc.	159,711	16,843,122
Somnigroup International, Inc.	95,887	6,525,110
Toll Brothers, Inc.	78,788	8,992,075
TopBuild Corp.(a)(b)	23,228	7,519,833
		77,651,264
Household Products — 0.1%
Colgate-Palmolive Co.	281,686	25,605,257
Independent Power and Renewable Electricity Producers — 0.2%
Ormat Technologies, Inc.	20,507	1,717,667
Vistra Corp.	268,051	51,950,964
		53,668,631
Industrial REITs — 0.0%
EastGroup Properties, Inc.	20,022	3,346,077
First Industrial Realty Trust, Inc.	58,200	2,801,166
		6,147,243
Insurance — 1.6%
American Financial Group, Inc.	25,689	3,242,209
Aon PLC, Class A	86,663	30,917,892
Arch Capital Group Ltd.	295,981	26,949,070
Arthur J. Gallagher & Co.	91,162	29,182,780
Brown & Brown, Inc.	221,659	24,575,333
Cincinnati Financial Corp.	65,384	9,736,985
Erie Indemnity Co., Class A, NVS	19,558	6,782,519
Hartford Insurance Group, Inc. (The)	124,792	15,832,361
Kinsale Capital Group, Inc.	17,526	8,480,831
Marsh & McLennan Cos., Inc.	170,948	37,376,071
Primerica, Inc.	26,299	7,197,247
Progressive Corp. (The)	463,731	123,751,255
RenaissanceRe Holdings Ltd.	38,827	9,431,078
RLI Corp.	66,427	4,797,358
Ryan Specialty Holdings, Inc., Class A	84,305	5,731,897
W R Berkley Corp.	130,904	9,617,517
Willis Towers Watson PLC	38,320	11,745,080
		365,347,483
Interactive Media & Services — 11.7%
Alphabet, Inc., Class A	4,603,369	811,251,719
Alphabet, Inc., Class C, NVS	3,713,772	658,786,015
Meta Platforms, Inc., Class A	1,717,489	1,267,661,456
		2,737,699,190
IT Services — 1.2%
Gartner, Inc.(a)	60,577	24,486,435
GoDaddy, Inc., Class A(a)	112,713	20,295,103
International Business Machines Corp.	735,196	216,721,077
Kyndryl Holdings, Inc.(a)	103,546	4,344,790
Okta, Inc., Class A(a)(b)	132,227	13,218,733
		279,066,138
Leisure Products — 0.0%
YETI Holdings, Inc.(a)	27,933	880,448
Life Sciences Tools & Services — 0.1%
Bruker Corp.	40,917	1,685,780

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Core S&P  U.S. Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
Illumina, Inc.(a)	65,223	$ 6,222,926
Medpace Holdings, Inc.(a)(b)	18,644	5,851,606
Mettler-Toledo International, Inc.(a)	6,754	7,934,059
Repligen Corp.(a)(b)	17,565	2,184,735
Sotera Health Co.(a)(b)	57,848	643,270
Waters Corp.(a)	21,601	7,539,613
		32,061,989
Machinery — 2.0%
Caterpillar, Inc.	372,039	144,429,260
Chart Industries, Inc.(a)(b)	35,543	5,852,155
Crane Co.	20,807	3,951,041
Cummins, Inc.	108,529	35,543,248
Deere & Co.	87,911	44,701,864
Donaldson Co., Inc.	54,235	3,761,197
Dover Corp.	48,124	8,817,761
Esab Corp.	45,557	5,491,896
Flowserve Corp.	73,359	3,840,344
Graco, Inc.	66,247	5,695,255
Illinois Tool Works, Inc.	86,409	21,364,625
Ingersoll Rand, Inc.	318,674	26,507,303
ITT, Inc.	45,325	7,108,320
Lincoln Electric Holdings, Inc.	25,620	5,311,538
Mueller Industries, Inc.	90,168	7,165,651
PACCAR, Inc.	227,546	21,630,523
Parker-Hannifin Corp.	101,075	70,597,855
Pentair PLC	83,950	8,618,307
RBC Bearings, Inc.(a)	24,480	9,419,904
Toro Co. (The)	34,285	2,423,264
Watts Water Technologies, Inc., Class A	11,228	2,760,853
Westinghouse Air Brake Technologies Corp.	134,773	28,214,728
		473,206,892
Marine Transportation — 0.0%
Kirby Corp.(a)	44,820	5,083,036
Media — 0.0%
EchoStar Corp., Class A(a)(b)	46,709	1,293,839
New York Times Co. (The), Class A	70,322	3,936,626
		5,230,465
Metals & Mining — 0.1%
Carpenter Technology Corp.(b)	39,427	10,896,834
Royal Gold, Inc.	24,146	4,294,125
		15,190,959
Multi-Utilities — 0.1%
Public Service Enterprise Group, Inc.	185,939	15,652,345
Office REITs — 0.0%
COPT Defense Properties	45,782	1,262,668
Vornado Realty Trust	95,829	3,664,501
		4,927,169
Oil, Gas & Consumable Fuels — 0.7%
Antero Midstream Corp.	132,131	2,503,882
CNX Resources Corp.(a)	120,489	4,058,070
DT Midstream, Inc.	79,961	8,788,514
Hess Corp.	218,162	30,224,163
Matador Resources Co.	61,143	2,917,744
ONEOK, Inc.	276,704	22,587,348
Permian Resources Corp., Class A	511,780	6,970,444
Range Resources Corp.	90,941	3,698,570
Targa Resources Corp.	172,025	29,946,112
Texas Pacific Land Corp.	14,864	15,702,181
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Viper Energy, Inc., Class A	103,583	$ 3,949,620
Williams Cos., Inc. (The)	501,488	31,498,461
		162,845,109
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	49,203	4,230,966
Passenger Airlines — 0.2%
Alaska Air Group, Inc.(a)	97,091	4,804,062
American Airlines Group, Inc.(a)(b)	520,600	5,841,132
Delta Air Lines, Inc.	516,515	25,402,208
United Airlines Holdings, Inc.(a)	260,922	20,777,219
		56,824,621
Personal Care Products — 0.0%
BellRing Brands, Inc.(a)	46,539	2,696,004
elf Beauty, Inc.(a)(b)	44,537	5,542,185
		8,238,189
Pharmaceuticals — 2.1%
Eli Lilly & Co.	622,256	485,067,220
Professional Services — 0.6%
Automatic Data Processing, Inc.	182,986	56,432,882
Broadridge Financial Solutions, Inc.	40,619	9,871,636
CACI International, Inc., Class A(a)(b)	10,652	5,077,808
Dayforce, Inc.(a)(b)	124,862	6,916,106
ExlService Holdings, Inc.(a)	129,416	5,667,127
Exponent, Inc.	22,369	1,671,188
Genpact Ltd.	68,084	2,996,377
KBR, Inc.	45,076	2,160,943
Leidos Holdings, Inc.	52,949	8,353,234
Parsons Corp.(a)	36,930	2,650,466
Paychex, Inc.	118,579	17,248,501
Paycom Software, Inc.	38,549	8,920,239
Paylocity Holding Corp.(a)	34,358	6,225,326
Verisk Analytics, Inc.	49,345	15,370,968
		149,562,801
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(a)	233,205	32,676,685
Jones Lang LaSalle, Inc.(a)	19,876	5,083,883
		37,760,568
Residential REITs — 0.2%
American Homes 4 Rent, Class A	99,072	3,573,527
AvalonBay Communities, Inc.	49,056	9,982,896
Camden Property Trust	42,766	4,819,301
Equity LifeStyle Properties, Inc.	76,881	4,741,251
Essex Property Trust, Inc.	24,267	6,877,268
Independence Realty Trust, Inc.	115,415	2,041,691
Mid-America Apartment Communities, Inc.	37,642	5,571,392
UDR, Inc.	106,188	4,335,656
		41,942,982
Retail REITs — 0.2%
Agree Realty Corp.	34,614	2,528,899
Brixmor Property Group, Inc.	135,736	3,534,565
Kite Realty Group Trust	73,687	1,669,011
Simon Property Group, Inc.	243,277	39,109,210
		46,841,685
Semiconductors & Semiconductor Equipment — 18.4%
Allegro MicroSystems, Inc.(a)(b)	35,697	1,220,480
Applied Materials, Inc.	269,266	49,294,527
Broadcom, Inc.	3,719,457	1,025,268,322
Cirrus Logic, Inc.(a)	26,564	2,769,430

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Core S&P  U.S. Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Entegris, Inc.	62,164	$ 5,013,527
First Solar, Inc.(a)(b)	44,813	7,418,344
KLA Corp.	104,862	93,929,088
Lattice Semiconductor Corp.(a)	53,253	2,608,864
MACOM Technology Solutions Holdings, Inc.(a)	47,415	6,794,095
MKS, Inc.	21,927	2,178,667
Monolithic Power Systems, Inc.	37,723	27,589,848
NVIDIA Corp.	19,291,734	3,047,901,055
NXP Semiconductors NV	80,960	17,688,950
Onto Innovation, Inc.(a)	21,880	2,208,348
Power Integrations, Inc.	14,915	833,749
Rambus, Inc.(a)	84,222	5,391,892
Silicon Laboratories, Inc.(a)	11,827	1,742,827
Universal Display Corp.	15,994	2,470,433
		4,302,322,446
Software — 13.6%
Adobe, Inc.(a)	141,597	54,781,047
ANSYS, Inc.(a)	30,572	10,737,498
Appfolio, Inc., Class A(a)	18,191	4,189,023
Autodesk, Inc.(a)	169,992	52,624,423
Blackbaud, Inc.(a)(b)	15,789	1,013,812
Cadence Design Systems, Inc.(a)	119,309	36,765,068
Commvault Systems, Inc.(a)	34,213	5,964,352
Crowdstrike Holdings, Inc., Class A(a)	197,026	100,347,312
Docusign, Inc.(a)	160,299	12,485,689
Dropbox, Inc., Class A(a)	94,683	2,707,934
Dynatrace, Inc.(a)	236,622	13,063,901
Fair Isaac Corp.(a)	19,258	35,202,854
Fortinet, Inc.(a)	501,487	53,017,206
Gen Digital, Inc.	249,647	7,339,622
Guidewire Software, Inc.(a)(b)	66,080	15,558,536
Intuit, Inc.	221,181	174,208,791
Manhattan Associates, Inc.(a)	48,060	9,490,408
Microsoft Corp.	3,057,339	1,520,750,992
Oracle Corp.	1,286,601	281,289,577
Palantir Technologies, Inc., Class A(a)(b)	1,682,639	229,377,348
Palo Alto Networks, Inc.(a)(b)	523,751	107,180,405
Pegasystems, Inc.	70,554	3,819,088
PTC, Inc.(a)(b)	45,361	7,817,515
Qualys, Inc.(a)	16,491	2,356,069
Salesforce, Inc.	758,990	206,968,983
ServiceNow, Inc.(a)	163,750	168,348,100
Synopsys, Inc.(a)	63,622	32,617,727
Tyler Technologies, Inc.(a)(b)	33,940	20,120,990
Workday, Inc., Class A(a)(b)	80,543	19,330,320
		3,189,474,590
Specialized REITs — 0.5%
CubeSmart	98,287	4,177,198
Equinix, Inc.	36,371	28,932,039
Extra Space Storage, Inc.	75,047	11,064,930
Gaming & Leisure Properties, Inc.	93,094	4,345,628
Iron Mountain, Inc.	232,371	23,834,293
Lamar Advertising Co., Class A	44,187	5,362,534
National Storage Affiliates Trust	54,584	1,746,142
Public Storage	125,164	36,725,621
		116,188,385
Specialty Retail — 1.6%
Abercrombie & Fitch Co., Class A(a)(b)	40,552	3,359,733
AutoZone, Inc.(a)	13,224	49,090,529
Bath & Body Works, Inc.	87,146	2,610,894
Burlington Stores, Inc.(a)	49,864	11,600,361
Security	Shares	Value
Specialty Retail (continued)
Chewy, Inc., Class A(a)	173,583	$ 7,398,107
Dick’s Sporting Goods, Inc.	27,606	5,460,743
Floor & Decor Holdings, Inc., Class A(a)	47,679	3,621,697
GameStop Corp., Class A(a)(b)	141,460	3,450,209
Home Depot, Inc. (The)	345,947	126,838,008
Murphy U.S.A., Inc.	14,787	6,015,352
O’Reilly Automotive, Inc.(a)	676,216	60,947,348
RH(a)(b)	5,956	1,125,744
TJX Cos., Inc. (The)	521,085	64,348,787
Tractor Supply Co.	228,347	12,049,871
Valvoline, Inc.(a)(b)	99,747	3,777,419
Williams-Sonoma, Inc.	97,108	15,864,534
		377,559,336
Technology Hardware, Storage & Peripherals — 5.0%
Apple Inc.	5,434,881	1,115,074,535
Dell Technologies, Inc., Class C	111,385	13,655,801
NetApp, Inc.	75,884	8,085,440
Pure Storage, Inc., Class A(a)	246,664	14,202,913
Super Micro Computer, Inc.(a)(b)	406,010	19,898,550
		1,170,917,239
Textiles, Apparel & Luxury Goods — 0.2%
Crocs, Inc.(a)(b)	44,213	4,477,893
Deckers Outdoor Corp.(a)	120,139	12,382,727
Lululemon Athletica, Inc.(a)(b)	41,079	9,759,549
Ralph Lauren Corp., Class A	31,913	8,753,097
Tapestry, Inc.	163,296	14,339,022
		49,712,288
Tobacco — 0.7%
Altria Group, Inc.	614,032	36,000,696
Philip Morris International, Inc.	664,894	121,097,144
		157,097,840
Trading Companies & Distributors — 0.5%
Applied Industrial Technologies, Inc.	30,785	7,155,973
Core & Main, Inc., Class A(a)	93,517	5,643,751
Fastenal Co.	517,798	21,747,516
GATX Corp.	17,894	2,747,803
United Rentals, Inc.	51,553	38,840,030
Watsco, Inc.	17,040	7,525,205
WW Grainger, Inc.	34,580	35,971,499
		119,631,777
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	200,489	47,768,509
Total Long-Term Investments — 99.9% (Cost: $15,121,089,574)		23,406,872,684

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Core S&P  U.S. Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(c)(d)(e)	233,219,581	$ 233,312,869
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	13,613,040	13,613,040
Total Short-Term Securities — 1.1% (Cost: $246,886,163)		246,925,909
Total Investments — 101.0% (Cost: $15,367,975,737)		23,653,798,593
Liabilities in Excess of Other Assets — (1.0)%		(227,899,259)
Net Assets — 100.0%		$ 23,425,899,334

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 187,239,641	$ 46,077,460 (a)	$ —	$ (10,268)	$ 6,036	$ 233,312,869	233,219,581	$ 103,668 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	26,360,483	—	(12,747,443)(a)	—	—	13,613,040	13,613,040	265,387	—
				$ (10,268)	$ 6,036	$ 246,925,909		$ 369,055	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NASDAQ 100 E-Mini Index	24	09/19/25	$ 10,989	$ 355,570
S&P 500 E-Mini Index	15	09/19/25	4,690	113,623
				$ 469,193

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Core S&P  U.S. Growth ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 23,406,872,684	$ —	$ —	$ 23,406,872,684
Short-Term Securities
Money Market Funds	246,925,909	—	—	246,925,909
	$ 23,653,798,593	$ —	$ —	$ 23,653,798,593
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 469,193	$ —	$ —	$ 469,193

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust